Securities (Tables)	12 Months Ended
Jun. 30, 2017
Securities [Abstract]
Schedule of gross unrealized or unrecognized gains and losses
	2017
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$70	$1	$-	$71

Held-to-maturity Securities
Agency mortgage-backed: residential	$1,487	$45	$9	$1,523

	2016
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$79	$2	$-	$81
FHLMC stock	8	45	-	53
	$87	$47	$-	$134

Held-to-maturity Securities
Agency mortgage-backed: residential	$2,048	$70	$-	$2,118
Agency bonds	2,031	2	-	2,033
	$4,079	$72	$-	$4,151